Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of maturities of debt
For the years ended December 31,
2021 (remainder of year)	$499,517
2022	685,222
2023	707,826
2024	731,177
2025	496,064
Total	$3,119,806
Less: Loan costs	(92,994)
Total	$3,026,812

For the years ended December 31,
2021	$663,339
2022	685,222
2023	707,826
2024	731,177
2025	496,064
Total	$3,283,628
Less: Loan costs	(98,259)
Total	$3,185,369